DREXEL HAMILTON MUTUAL FUNDS

SUPPLEMENT DATED JULY 12, 2012

TO PROSPECTUS DATED NOVEMBER 16, 2011

Supplement dated July 12, 2012 to the Prospectus dated November 16, 2011 of Drexel Hamilton Mutual Funds (“Prospectus”) offering Institutional Class Shares of Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund, and Drexel Hamilton FOUR European Equity Fund.  References to page numbers herein are to page numbers in the printed Prospectus.

The last paragraph on the cover page of the Prospectus is deleted in its entirety.

The first paragraph and the Fund mailing address under “Purchase and Sale of Fund Shares” in the Summary of Drexel Hamilton Centre American Equity Fund (on page 5) are deleted in their entirety and replaced with the following :

PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day by contacting 1-855-298-4236 or by writing to:

Drexel Hamilton Mutual Funds

Drexel Hamilton Centre American Equity Fund

P.O. Box 295

Denver, CO 80201

The Post Office Box number referenced in the mailing address in the “Purchase and Sale of Fund Shares” sections in the Summary of Drexel Hamilton Centre Global Equity Fund (on page 9), the Summary of Drexel Hamilton 8IP Asia Pacific Equity Fund (on page 15), and the Summary of Drexel Hamilton FOUR European Equity Fund (on page 19), respectively, is replaced as follows:

Drexel Hamilton Mutual Funds

Drexel Hamilton [name of fund] Fund

P.O. Box 295

Denver, CO 80201

In addition, the three references on page 25 to “P.O. Box 44336” (in the sections entitled “Investing Directly By Mail, ” “Investing Directly By Wire” and “Redeeming Your Shares”) are changed to “P.O. Box 295.”

The first full paragraph on page 26, beginning “In addition to written instructions . . .” and addressing the redemption or repurchase of shares represented by stock certificates, is deleted in its entirety.

The first sentence of the second full paragraph on page 26 is deleted and replaced with the following:

Payment for shares redeemed generally will be made within four (4) Business Days after receipt by the Transfer Agent of instructions and other required documents, all in Good Form.

The paragraph entitled “Systematic Withdrawal Plan” on page 26 is deleted in its entirety.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE.